Expense Example (Invesco Van Kampen U.S. Mortgage Fund, Institutional Class, Invesco Van Kampen U.S. Mortgage Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen U.S. Mortgage Fund | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 62
3 Years	195
5 Years	340
10 Years	$ 762